Related Party and Party In Interest Transactions - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock at a fair value	$ 957,000,119
Common stock fair value		$ 707,526,594
UMB Company Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock at a fair value	$ 21,348,783
Common stock fair value		$ 20,948,215
Number of common stock	185,577
UMB Company Stock | Plan's Interest in Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan's share of net assets of the master trust		185,612